FORM 13F

                 UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 1999

                          Check here if Amendment [x]:

                        This Amendment (Check only one.):

                              [x] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                              Name: Ronald Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                         312 West State Street, Suite B
                            Kennett Square, PA 19348



                            Form 13F File Number: 28-
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager: Ronald Juvonen

Name: Ronald Juvonen

Title: Managing Member

Phone: (610) 925-3480

Signature, Place, and Date of Signing:


/s/Ronald Juvonen
--------------------------
Ronald Juvonen

Kennett Square, PA
-------------------------

As of August 13, 1999
-------------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers: None

Form 13F Information Table Entry Total:                  33

Form 13F Information Table Value Total:              $ 84,190 (thousands)

Note: Confidential Information has been omitted and filed separately with the Securities and Exchange Commission.

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                                                           FORM 13F INFORMATION TABLE

                                                        VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS     CUSIP      (x$1000)  PRN AMT  PRN CALL DSCRETN  MANAGERS   SOLE    SHARED   NONE
AIR EXPRESS INT'L CORP     COM            009104100     685.125  27000     SH       SOLE               27000
ASHWORTH INC               COM            04516H101     1383.8  299200     SH       SOLE              299200
BORDERS GROUP INC          COM            099709107     948.75   60000     SH       SOLE               60000
CIRCUIT CITY STORES INC    COM            172737108     4580.25  49250     SH       SOLE               49250
CCC INFO SRVC GRP INC      COM            12487Q109     5211.15 404750     SH       SOLE              404750
CCC INFO SRVC GRP INC      COM            12487Q109     2077.38 161350     SH       SOLE              161350
CENTURA SOFTWARE CORP      COM            15640W103     30.00    30000     SH       SOLE               30000
EGGHEAD INC                COM            282330109     223.75   20000     SH       SOLE               20000
EAGLE USA AIRFREIGHT INC   COM            270018104     51.688   13000     SH       SOLE               13000
GENTEX CORP                COM            371901109     7823.2  279400     SH       SOLE              279400
GENTEX CORP                COM            371901109     4788.0  171000     SH       SOLE              171000
HA-LO INDUSTRIES INC       COM            404429102     4017.15 406800     SH       SOLE              406800
HA-LO INDUSTRIES INC       COM            404429102     510.53   51700     SH       SOLE               51700
HYPERION SOLUTIONS         COM            44914M104     6700.17 376150     SH       SOLE              376150
HYPERION SOLUTIONS         COM            44914M104     2302.26 129250     SH       SOLE              129250
INVESTMENT TECH GRP INC    COM            461450108     8866.5  276000     SH       SOLE              276000
INVESTMENT TECH GRP INC    COM            461450108     3029.86 115700     SH       SOLE              115700
INFOUSA INC NEW            CL A           456818202     1533.6  167300     SH       SOLE              167300
INFOUSA INC NEW            CL A           456818202     226.31   25500     SH       SOLE               25500
INFOUSA INC NEW            CL B           456818103     602.65   70900     SH       SOLE               70900
CIRCUIT CITY STORES INC    CARMAX         172737306     1201.85 223600     SH       SOLE              223600
CIRCUIT CITY STORES INC    CARMAX         172737306     303.15   56400     SH       SOLE               56400
MOORE HANDLEY INC          COM            615762101     249.56  121000     SH       SOLE              121000
REXALL SUNDOWN INC         COM            761648104     3188.25 261600     SH       SOLE              261600
REXALL SUNDOWN INC         COM            761648104     1096.87  90000     SH       SOLE               90000
TRAVIS BOATS & MOTORS INC  COM            894363100     4171.65 287700     SH       SOLE              287700
TRAVIS BOATS & MOTORS INC  COM            894363100     1399.25  96500     SH       SOLE               96500
TECHNOLOGY SOLUTIONS INC   COM            87872T108     3504.33 324100     SH       SOLE              324100
TECHNOLOGY SOLUTIONS INC   COM            87872T108     1351.56 125000     SH       SOLE              125000
WHOLE FOODS MARKET INC     COM            966837106     8290.78 172500     SH       SOLE              172500
WHOLE FOODS MARKET INC     COM            966837106     961.251  20000     SH       SOLE               20000
WABASH NATIONAL CORP       COM            929566107     1898.75  98000     SH       SOLE               98000
WABASH NATIONAL CORP       COM            929566107     980.375  50600     SH       SOLE               50600
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